Summary of Significant Accounting Policies (Details) - Schedule of the Disaggregation of the Group’s Revenue	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Freight forwarding services, amount	¥ 342,582,431	$ 48,368,903	¥ 577,567,025	¥ 488,036,905
Freight forwarding services, percentage	68.80%	68.80%	88.60%	89.50%
Supply chain management, amount	¥ 152,630,138	$ 21,549,711	¥ 69,022,899	¥ 53,531,895
Supply chain management, percentage	30.70%	30.70%	10.60%	9.80%
Other services, amount	¥ 2,655,631	$ 374,946	¥ 5,401,669	¥ 4,024,697
Other services, percentage	0.50%	0.50%	0.80%	0.70%
Revenue, total	¥ 497,868,200		¥ 651,991,593	¥ 545,593,497	$ 70,293,560
Revenue, percentage	100.00%		100.00%	100.00%	100.00%
Integrated cross-border logistics [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Freight forwarding services, amount	¥ 219,651,690	$ 31,012,423	¥ 444,335,722	¥ 390,229,299
Freight forwarding services, percentage	44.10%	44.10%	68.20%	71.50%
Fragmented logistics [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Freight forwarding services, amount	¥ 94,720,210	$ 13,373,461	¥ 133,231,303	¥ 97,807,606
Freight forwarding services, percentage	19.00%	19.00%	20.40%	18.00%
Chartered airline freight services [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Freight forwarding services, amount	¥ 28,210,531	$ 3,983,019
Freight forwarding services, percentage	5.70%	5.70%
International trading in relation to supply chain management [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Supply chain management, amount	¥ 152,544,744	$ 21,537,654	¥ 68,878,594	¥ 52,974,861
Supply chain management, percentage	30.70%	30.70%	10.60%	9.70%
Agent services [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Supply chain management, amount	¥ 85,394	$ 12,057	¥ 144,305	¥ 557,034
Supply chain management, percentage	0.00%	0.00%	0.00%	0.10%
Customs brokerage [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Other services, amount	¥ 2,544,116	$ 359,201	¥ 4,098,297	¥ 2,750,027
Other services, percentage	0.50%	0.50%	0.60%	0.50%
Software development [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Other services, amount	¥ 111,515	$ 15,745	¥ 1,303,372	¥ 1,274,670
Other services, percentage	0.00%	0.00%	0.20%	0.20%